Warrants Liability (Tables)	12 Months Ended
Jun. 30, 2025
Warrants Liability [Abstract]
Schedule of Unlisted and Listed Warrants Liability
	30 June 2025 $	30 June 2024 $
Unlisted warrants ($5.00 expiring 27/05/2025) (a)	-	-
Unlisted warrants ($5.00 expiring 27/05/2025) (b)	-	7,851,651
Listed warrants ($11.50 exp. 27/2/2029) (f)	3,529,803	2,340,413
Unlisted warrants ($5.00 exp. 27/02/2027) (c)	27,200,000	27,200,000
Unlisted warrants ($5.00 exp. 18/6/2029) (d)	2,023,500	472,000
Unlisted warrants (7.00 exp. 7/2/2029) (e)	8,165,820	-
	40,919,123	37,864,064
a)	Warrants issued on 27 February 2024 with exercise price of $5.00 (subject to adjustments)
b)	Empery PIPE Investor Warrants issued on 27 February 2024 with exercise price of $5.00 (subject to adjustments)
c)	Warrants issued on 27 February 2024 with exercise price of $5.00 (subject to adjustments)
d)	Additional warrants issued to Empery Asset Management LP
e)	PIPE warrants

Schedule of Warrants Liability
	30 June 2025 $	30 June 2024 $
Balance at beginning of year	37,864,064	-
Issue of unlisted warrants	-	9,876,533
Issue of unlisted warrants	-	27,200,000
Issue of unlisted warrants	-	365,000
Issue of unlisted warrants PIPE (e)	3,104,593	-
Issue of listed warrants (note 29) – Replacement warrants	-	919,150
Exercise of warrants (note 21)	-	(21,120,000)
Gain/(loss) on fair value of warrants	(49,534)	20,623,381
Balance at end of year	40,919,123	37,864,064
e)	PIPE warrants

Schedule of Fair Value of the Warrants Granted

The fair value of the warrants granted to Polar is estimated as at the date of issue using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted. Further, the valuation of the warrants took into consideration the publicly listed warrants of the Company (NASDAQ: CRMLW) which contains some similar terms to those warrants issued to Polar which is factored into the implied issue date share price.

Assumptions
Number warrants issued	350,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.948%
Expected life of warrants	1.25 years
Exercise price	$10.00
Implied issue date share price	$1.23

The fair value of the PIPE Investor Warrants is estimated as at the date of issue using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number of warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.948%
Expected life of warrants	1.25 years
Exercise price	$10.00
Issue date share price	$10.20

The fair value of the warrants granted is estimated as at the date of grant using the Monte Carlos Simulation (MCS) model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number warrants issued	1,814,797
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.5%
Expected life of warrants	3.00 years
Exercise price	$10.71
Issue date share price	$10.20

The fair value of the warrants issued is estimated as at 30 June 2025 using the Monte Carlos Simulation (MCS) model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number warrants issued	1,814,797
Dividend yield	0.00%
Expected volatility	85%
Risk-free interest rate	3.802%
Expected life of warrants	1.66 years
Exercise price	$5.00
Share price at 30 June 2025	$3.58

The fair value of the warrants is estimated as at the date of grant using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted. Further, the valuation of the warrants took into consideration the publicly listed warrants of the Company (NASDAQ: CRMLW) which contains some similar terms to those warrants issued to Empery which is factored into the implied issue date share price.

Assumptions
Number warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	75%
Risk-free interest rate	4.3%
Expected life of warrants	5.00 years
Exercise price	$11.45
Implied issue date share price	$1.53

The fair value of the warrants issued is estimated as at 30 June 2025 using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number warrants issued	1,000,000
Dividend yield	0.00%
Expected volatility	85%
Risk-free interest rate	3.733%
Expected life of warrants	3.97 years
Exercise price	$5.00
Share price at 30 June 2025	$3.58
The fair value of the warrants is a transaction cost and deducted from equity.
Assumptions
Number warrants issued	4,910,000
Dividend yield	0.00%
Expected volatility	80%
Risk-free interest rate	4.325%
Expected life of warrants	4.00 years
Exercise price	$7.00
Implied issue date share price	$1.90

The fair value of the warrants issued is estimated as at 30 June 2025 using the Black and Scholes option pricing model taking into account the terms and conditions upon which the warrants were granted.

Assumptions
Number warrants issued	4,910,000
Dividend yield	0.00%
Expected volatility	85%
Risk-free interest rate	3.713%
Expected life of warrants	3.60 years
Exercise price	$7.00
Share price at 30 June 2025	$3.58